INTANGIBLE - Changes in intangible assets with determined useful life (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Intangible assets with determined useful life
Beginning balance	R$ 8,741,949	R$ 9,649,789
Additions	18,143	2,307
Write-offs	(125)
Amortization	(485,985)	(980,385)
Transfers and others	83,657	70,238
Balance at the end of the year	R$ 8,357,639	R$ 8,741,949